SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net income	$ 1,254,387	$ 8,095,871	$ 11,858,590
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash (used in) provided by operating activities	(3,522,067)	15,068,432	4,388,621
Cash flows from financing activities:
Net proceeds from initial public offering	5,380,488
Net cash provided by (used in) financing activities	6,892,408	(344,723)	(19,548)
Net increase (decrease) in cash and restricted cash	2,859,573	2,733,406	(1,688,628)
Cash and restricted cash at the beginning of the year	7,301,014	4,567,608	6,256,236
Cash and restricted cash at the end of the year	10,160,587	7,301,014	4,567,608
Parent Company [Member]
Cash flows from operating activities
Net income	1,254,387	8,095,871	11,858,590
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(1,637,113)	(8,095,871)	(11,858,590)
Changes in other receivables from a subsidiary	(1,500,000)
Net cash (used in) provided by operating activities	(1,882,726)
Cash flows from financing activities:
Net proceeds from initial public offering	5,380,488
Net cash provided by (used in) financing activities	5,380,488
Net increase (decrease) in cash and restricted cash	3,497,762
Cash and restricted cash at the beginning of the year
Cash and restricted cash at the end of the year	$ 3,497,762